Loans and borrowings - Additional Information (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Jul. 29, 2021 EUR (€)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)
Disclosure of detailed information about borrowings [line items]
Annual principal payment	€ 0
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group	5.00%	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total	80.00%	80.00%
Guarantee amount	€ 62,400,000		€ 44,700,000					kr 640					kr 450
Financing costs incurred in amendment of terms of debt	(17,900,000)		0	€ 0
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount	29,300,000		29,800,000					kr 300
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 808,600,000					$ 916.4	$ 916.4		€ 827,800,000			$ 926.0
Interest rate	2.25%						2.25%	2.25%
Repayments of non-current borrowings	€ 8,500,000	$ 9.6
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%						1.00%	1.00%
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000
Interest rate	2.50%						2.50%	2.50%
Financing costs incurred in amendment of terms of debt	€ 3,800,000
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount											€ 400,000,000
Interest rate											3.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	€ 2,800,000		€ 16,100,000
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 50,000,000	€ 750,000,000
Interest rate	2.50%						2.50%	2.50%
Financing costs incurred in amendment of terms of debt	€ 4,000,000
Issued price of Senior Secured Notes (2028)										€ 100.75
Derivative financial instruments | Cross currency interest rate swap | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 827,800,000				€ 827,800,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%